                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                             -------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York  10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage         New York, New York             8/14/2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           44

Form 13F Information Table Value Total:     $323,148
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           NONE

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FORM 13F INFORMATION TABLE

PERIOD ENDING June 30, 2009

           Column 1                Column 2         Column 3    Column 4          Column 5
----------------------------   ----------------   -----------   --------   -----------------------
                                                                VALUE (x    SHRS OR    SH/    PUT/
        NAME OF ISSUER          TITLE OR CLASS       CUSIP       $1,000)    PRN AMT    PRN    CALL
----------------------------   ----------------   -----------   --------   ---------   ----   ----
ACORDA THERAPEUTICS INC               COM         00484M 10 6     41,129   1,459,000   SH
ALEXION PHARMACEUTICALS INC           PUT         015351 95 9         63       2,000          PUT
ALEXION PHARMACEUTICALS INC           PUT         015351 95 9         63       2,000          PUT
ALEXION PHARMACEUTICALS INC          CALL         015351 90 9         86       2,750          CALL
ALEXION PHARMACEUTICALS INC           COM         015351 10 9     41,110   1,000,000   SH
ANTIGENICS INC DEL              NOTE 5.250% 2/0   037032 AC 3        632   2,290,000   SH
ANTIGENICS INC DEL                    COM         037032 10 9      7,092   3,393,333   SH
AUXILIUM PHARMACEUTICALS INC          COM         05334D 10 7     43,932   1,400,000   SH
CROWN CASTLE INTL CORP                COM         228227 10 4      9,656     402,000   SH
DELTEK INC                            COM         24784L 10 5      1,953     450,000   SH
ELAN PLC                             CALL         284131 90 8         32       5,000          CALL
ELAN PLC                              ADR         284131 2 08     26,867   4,217,744   SH
EXPRESS SCRIPTS INC                   COM         302182 10 0     12,031     175,000   SH
FLOWERS FOODS INC                     COM         343498 10 1      1,092      50,000   SH
FORD MTR CO DEL                  COM PAR $0.01    345370 86 0        607     100,000   SH
GOLD FIELDS LTD NEW              SPONSORED ADR    38059T 10 6      1,205     100,000   SH
GOLDMAN SACHS GROUP INC               COM         38141G 10 4     11,795      80,000   SH
GOOGLE INC                           CL A         38259P 50 8     14,756      35,000   SH
ISHARES TR                      BARCLYS 20+ YR    464287 43 2         95       1,000          CALL
JARDEN CORP                           PUT         471109 95 8         28       1,500          PUT
JARDEN CORP                           COM         471109 10 8      7,500     400,000   SH
JPMORGAN CHASE & CO                   COM         46625H 10 0      3,411     100,000   SH
KROGER CO                             COM         501044 10 1      1,103      50,000   SH
LAMAR ADVERTISING CO                 CL A         512815 10 1      8,780     575,000   SH

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
LEXICON PHARMACEUTICALS INC           COM         528872 10 4      4,825   3,891,108   SH
MARTIN MARIETTA MATLS INC             COM         573284 10 6      7,888     100,000   SH
MASTERCARD INC                       CL A         57636Q 10 4     15,225      91,000   SH
METLIFE INC                          CALL         59156R 90 8         30       1,000          CALL
METLIFE INC                           COM         59156R 10 8      3,001     100,000   SH
MICROVISION INC DEL            *W EXP 07/23/201   594960 16 3        469     360,515   SH
MORGAN STANLEY                      COM NEW       617446 44 8      2,851     100,000   SH
NOKIA CORP                       SPONSORED ADR    654902 20 4      5,832     400,000   SH
OWENS ILL INC                       COM NEW       690768 40 3      2,801     100,000   SH
PALATIN TECHNOLOGIES INC            COM NEW       696077 30 4        375   1,500,000   SH
PRIMUS TELECOM                        COM         741929 10 3         40   2,655,000   SH
QUALCOMM INC                          COM         747525 10 3     11,300     250,000   SH
SPDR GOLD TRUST                    GOLD SHS       78463V 10 7      4,559      50,000   SH
TRANSITION THERAPEUTICS INC         COM NEW       893716 20 9      4,261   1,139,199   SH
UNITED STATES NATL GAS FUND          UNIT         912318 10 2      2,774     200,000   SH
UNITED STATES OIL FUND LP             PUT         91232N 95 8         76       2,000          PUT
UNITEDHEALTH GROUP INC                COM         91324P 10 2      2,998     120,000   SH
US AIRWAYS GROUP INC            NOTE 7.250% 5/1   911905 AC 1      1,345   2,000,000   SH
VISA INC                           COM CL A       92826C 83 9      7,783     125,000   SH
VULCAN MATLS CO                       COM         929160 10 9      9,698     225,000   SH